Significant accounting policies (Narrative) (Details) $ in Thousands	Dec. 31, 2017 CAD ($) d	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 28,361	$ 50,473	$ 86,771
Guaranteed investment certificates [Member]
Statement [Line Items]
Cash and cash equivalents	$ 8,800	$ 21,529
Investment maturity | d	90